Northern Lights Fund Trust

SouthernSun U.S Equity Fund

Incorporated herein by reference is the definitive version of the supplement for SouthernSun U.S Equity Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 19, 2013 (SEC Accession No. 0000910472-13-001480).